Goodwill and Intangible Assets - Schedule of Other Intangible Assets (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Management and franchise contracts, gross		$ 2,564	$ 2,528
Other intangible assets, gross		1,158	1,126
Amortizing intangible assets, accumulated amortization		(1,601)	(1,439)
Management and franchise contracts, net		963	1,089
Total other intangible assets, accumulated amortization		(711)	(603)
Other intangible assets, net		447	523
Brands	[1]	4,848	4,919
Management and franchise contracts recorded at Merger [member]
Finite-Lived Intangible Assets [Line Items]
Management and franchise contracts, gross	[1]	2,221	2,249
Amortizing intangible assets, accumulated amortization	[1]	(1,534)	(1,381)
Management and franchise contracts, net	[1]	687	868
Contract acquisition costs and other [member]
Finite-Lived Intangible Assets [Line Items]
Management and franchise contracts, gross		343	279
Amortizing intangible assets, accumulated amortization		(67)	(58)
Management and franchise contracts, net		276	221
Leases [member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	[1]	276	315
Amortizing intangible assets, accumulated amortization	[1]	(126)	(127)
Other intangible assets, net	[1]	150	188
Capitalized software, [member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross		510	436
Amortizing intangible assets, accumulated amortization		(362)	(274)
Other intangible assets, net		148	162
Hilton Honors [member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	[1]	335	341
Amortizing intangible assets, accumulated amortization	[1]	(192)	(175)
Other intangible assets, net	[1]	143	166
Other [member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross		37	34
Amortizing intangible assets, accumulated amortization		(31)	(27)
Other intangible assets, net		$ 6	$ 7

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjRjY2M0NjYxNDM2NDQxMmZiNWY2MmU1OGFiZTRiZDZlfFRleHRTZWxlY3Rpb246MjI0RUZDN0I4MUFGNTkxOUFDMDE1NDZGMTAyMzgyNjcM}